NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Convertible Stock
Cash, Uninsured Amount	$ 3,907,000		$ 688,000
Product warranty Period			90 days
Advertising cost			$ 0	$ 0
Number of Warrants Outstanding	80,091	1,376,466	147,591	1,376,466
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Option outstanding	924,658		926,266	431,266	451,898
Employee Stock Options [Member]
Product Information [Line Items]
Option outstanding	924,658		926,266
Number of incentive stock options	924,658	1,096,266
Patents And Trademarks [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment			17 years
Minimum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment			3 years
Product warranty Period			12 months
Maximum [Member]
Product Information [Line Items]
Estimated economic life of the property and equipment			5 years
Product warranty Period			36 months
UNITED STATES
Product Information [Line Items]
Concentration percentage	25.00%	54.00%	41.00%	86.00%
Customer 1 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration percentage	70.00%	35.00%	42.00%
Customer 1 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration percentage	59.00%	34.00%	34.00%	81.00%
Customer 2 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration percentage	20.00%	24.00%	18.00%
Customer 2 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration percentage	15.00%	31.00%	31.00%	10.00%
Customer 3 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration percentage	30.00%	13.00%	14.00%	83.00%
Customer 3 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration percentage	11.00%	19.00%	19.00%
Customer 4 [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration percentage		11.00%	14.00%
Customer 4 [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration percentage		10.00%	10.00%
Series B Preferred Convertible Stock [Member]
Product Information [Line Items]
Convertible Stock				$ 850,999
Series C Preferred Convertible Stock [Member]
Product Information [Line Items]
Convertible Stock				$ 2,499,998
Series D Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion			433,000
Common shares issuable conversion	433,000
Series B Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion				121,571
Common shares issuable conversion		121,571
Series C Convertible Preferred Stock [Member]
Product Information [Line Items]
Convertible common shares issued upon conversion				454,546
Series E Convertible Preferred Stock [Member]
Product Information [Line Items]
Common shares issuable conversion	1,333,334